Trade and other payables - Narrative (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Marketing costs	€ 5.2	€ 4.1	€ 3.2